SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 17,931	$ 14,427	$ 11,537
Costs attributed to revenues	(10,731)	(8,352)	(6,211)
General and administrative costs	(413)	(433)	(406)
Other (expense) income	(252)	(238)	(210)
Interest expense	(2,501)	(1,855)	(1,468)
Depreciation and amortization	(2,739)	(2,158)	(2,036)
Deferred taxes	(5)	(86)	(240)
Mark-to-market on hedging items and other	(301)	58	1,665
Share of earnings from associates	459	12	88
Net income attributable to non-controlling interest	(1,016)	(968)	(1,626)
Net income (loss) attributable to partnership	432	407	1,093
Utilities
Disclosure of operating segments [line items]
Revenues	7,862	5,238	4,622
Transport
Disclosure of operating segments [line items]
Revenues	3,897	3,533	3,497
Midstream
Disclosure of operating segments [line items]
Revenues	4,205	3,957	1,829
Data
Disclosure of operating segments [line items]
Revenues	1,967	1,699	1,589
Operating segments
Disclosure of operating segments [line items]
Revenues	7,308	6,125	4,994
Costs attributed to revenues	(3,304)	(2,660)	(2,137)
General and administrative costs	(413)	(433)	(406)
Other (expense) income	37	46	37
Interest expense	(1,340)	(991)	(755)
FFO	2,288	2,087	1,733
Depreciation and amortization	(1,429)	(1,282)	(1,144)
Deferred taxes	(30)	(113)	(168)
Mark-to-market on hedging items and other	(397)	(285)	672
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	432	407	1,093
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	2,655	1,872	1,623
Costs attributed to revenues	(1,328)	(771)	(681)
General and administrative costs	0	0	0
Other (expense) income	(115)	(86)	(64)
Interest expense	(333)	(276)	(173)
FFO	879	739	705
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	2,193	1,985	1,775
Costs attributed to revenues	(958)	(903)	(807)
General and administrative costs	0	0	0
Other (expense) income	(11)	(6)	(8)
Interest expense	(336)	(282)	(259)
FFO	888	794	701
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	1,736	1,661	990
Costs attributed to revenues	(741)	(724)	(378)
General and administrative costs	0	0	0
Other (expense) income	(23)	(3)	(4)
Interest expense	(288)	(191)	(116)
FFO	684	743	492
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	724	607	606
Costs attributed to revenues	(277)	(262)	(271)
General and administrative costs	0	0	0
Other (expense) income	0	7	7
Interest expense	(172)	(113)	(104)
FFO	275	239	238
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Costs attributed to revenues	0	0	0
General and administrative costs	(413)	(433)	(406)
Other (expense) income	186	134	106
Interest expense	(211)	(129)	(103)
FFO	(438)	(428)	(403)
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(2,125)	(2,470)	(1,976)
Costs attributed to revenues	783	1,241	964
General and administrative costs	0	0	0
Other (expense) income	47	29	9
Interest expense	372	314	258
Depreciation and amortization	477	507	480
Deferred taxes	(18)	(15)	(10)
Mark-to-market on hedging items and other	5	382	187
Share of earnings from associates	459	12	88
Net income attributable to non-controlling interest	0	0	0
Net income (loss) attributable to partnership	0	0	0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	12,748	10,772	8,519
Costs attributed to revenues	(8,210)	(6,933)	(5,038)
General and administrative costs	0	0	0
Other (expense) income	(336)	(313)	(256)
Interest expense	(1,533)	(1,178)	(971)
Depreciation and amortization	(1,787)	(1,383)	(1,372)
Deferred taxes	43	42	(62)
Mark-to-market on hedging items and other	91	(39)	806
Share of earnings from associates	0	0	0
Net income attributable to non-controlling interest	(1,016)	(968)	(1,626)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0